Share-based payment (Schedule of Share-based Payment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,588,568
Number of share options granted in share-based payment arrangement	941,865
Number of share options forfeited in share-based payment arrangement	(898,967)
Number of share options exercised in share-based payment arrangement	(459,911)
Number of share options outstanding in share-based payment arrangement	1,171,555	1,588,568
Expense from share-based payment transactions with employees | $	$ 4,467	$ 6,274	$ 7,328
LTIP for Employees
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	660,648
Number of share options granted in share-based payment arrangement	21,137
Number of share options forfeited in share-based payment arrangement	(488,435)
Number of share options exercised in share-based payment arrangement	(37,612)
Number of share options outstanding in share-based payment arrangement	155,738	660,648
Expense from share-based payment transactions with employees | $	$ 769	$ 1,272	1,452
Retention Program
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	168,039
Number of share options granted in share-based payment arrangement	193,000
Number of share options exercised in share-based payment arrangement	(68,300)
Number of share options outstanding in share-based payment arrangement	292,739	168,039
Expense from share-based payment transactions with employees | $	$ 282	$ 930	990
Compensation Program 2020
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	60,271
Number of share options exercised in share-based payment arrangement	(9,309)
Number of share options outstanding in share-based payment arrangement	50,962	60,271
Expense from share-based payment transactions with employees | $	$ 0	$ 0	0
LTIP for Executives
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	636,276
Number of share options granted in share-based payment arrangement	510,056
Number of share options forfeited in share-based payment arrangement	(410,532)
Number of share options exercised in share-based payment arrangement	(168,684)
Number of share options outstanding in share-based payment arrangement	567,116	636,276
Expense from share-based payment transactions with employees | $	$ 1,963	$ 2,738	3,612
Shares granted to Non-Executive Directors
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	147,672
Number of share options exercised in share-based payment arrangement	(147,672)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 1,114	$ 1,114	1,133
Shares granted to Executive Directors
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	63,334
Number of share options granted in share-based payment arrangement	70,000
Number of share options exercised in share-based payment arrangement	(28,334)
Number of share options outstanding in share-based payment arrangement	105,000	63,334
Expense from share-based payment transactions with employees | $	$ 339	$ 220	$ 141